Borrowings Bank Loans by Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 0	$ 4,348
Repayable within 1 year
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	0	47
Repayable over 1 year but not exceeding 2 years
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	0	110
Repayable over 2 years but not exceeding 5 years
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 0	$ 4,191